ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
ADDITIONAL INFORMATION OF THE PARENT COMPANY
Other comprehensive income (loss), tax | $	$ 0		$ 0		$ 0
Parent company | Reportable legal entities
ADDITIONAL INFORMATION OF THE PARENT COMPANY
Other comprehensive income (loss), tax | ¥		¥ 0		¥ 0		¥ 0